Subsequent Events, Share Repurchase Program (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Aug. 12, 2026	Aug. 14, 2026	Jun. 30, 2026	Jun. 30, 2025
Share Repurchase Program [Abstract]
Waiver consideration payable to preferred shareholder			$ 2,436	$ 2,249
Subsequent Event [Member] | Equity Incentive Plan [Member]
Share Repurchase Program [Abstract]
Number of shares granted (in shares)		0
Subsequent Event [Member] | Series A Preferred Stock [Member]
Share Repurchase Program [Abstract]
Waiver consideration payable to preferred shareholder	$ 1,500
Subsequent Event [Member] | Common Stock [Member]
Share Repurchase Program [Abstract]
Repurchase of common shares (in shares)		137,481
Repurchase of common share, aggregate amount		$ 141